Subsequent Event (Details) - Subsequent Event - CNY (¥) ¥ in Millions	1 Months Ended		3 Months Ended
	Mar. 31, 2022	Feb. 28, 2022	Mar. 31, 2022
Investment in Benweixianwu
Subsequent Event
Investment subscribed newly issued ordinary shares		21,200
Total consideration		¥ 5.0
Investment ownership percentage		1.66%
Investment in Hangzhou Jialin
Subsequent Event
Equity Securities without Readily Determinable Fair Value, Amount	¥ 40.0		¥ 40.0
Equity Securities without Readily Determinable Fair Value, Ownership Percentage	7.273%
Investment in Hangzhou Jialin | Dianqier
Subsequent Event
Percentage of equity interest transferred as condieration for other investment	100
Gain arising from such investment and disposal			¥ 36.0